Hedging Instruments - Summary of Reconciliation of Cash Flow Hedge Component of Equity (Details) - Forward Foreign Currency Contracts - Cash Flow Hedges - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
As of January 1	$ (39,797)	$ 9,315
Effective portion of changes in fair value arising from Forward foreign currency contracts forecasted expenditures	115,992	(21,290)
Amount reclassified to the consolidated statement of operations Maturity of effective hedges	(4,946)	2,273
As of June 30	$ 71,249	$ (9,702)